RELATED PARTY TRANSACTIONS (Amounts Due from Related Parties) (Details) (CNY)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due from related parties	52,021,096	66,143,414
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	23,913,291	18,983,877
EAN (refer to a4) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	6,696,218	6,913,654
Expedia (refer to a5) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	2,826,636	97,319
Tencent (refer to c1) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	15,514,839	20,327,198
Tencent (refer to c2) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	999,998	5,000,000
Jiuyou (refer to d) [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1,062,395	13,547,426
2014 Acquired Company [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		100,000
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1,007,719	1,173,940